Prepaid Investment	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Note 5. Prepaid Investment

On December 30, 2014, the Company signed a stock purchase agreement to acquire 100% ownership of a Japanese company, Dadny Japan Inc, which is 100% owned by one of the Company’s shareholders. The price for the acquisition is $600,000. In November 2016, Dadny Japan Inc. changed its name to Aircom Japan, Inc. In December 2016, the acquisition was completed.

On May 15, 2015, the Company signed a stock purchase agreement to acquire 100% ownership of a Hong Kong company, Aircom Pacific Inc Limited, for $100,000 in total. In October 2016, the acquisition process was completed.